PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 5.9%
665,788  Vanguard FTSE
Developed Markets
ETF
$ 29,108,251
5.5
44,258  Vanguard Long-Term
Treasury ETF
2,456,762
0.4
Total Exchange-Traded
Funds
(Cost $28,028,054)
31,565,013
5.9
MUTUAL FUNDS : 93.9%
Affiliated Investment Companies : 93.9%
1,659,385  Voya High Yield Bond
Fund - Class R6
10,968,532
2.1
9,009,249  Voya Intermediate
Bond Fund - Class R6
74,776,766
14.1
3,028,591  Voya Large Cap Value
Portfolio - Class R6
16,051,534
3.0
2,938,213  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
26,238,245
4.9
3,398,563  Voya Multi-Manager
International Equity
Fund - Class I
30,994,897
5.8
4,317,422  Voya Multi-Manager
International Factors
Fund - Class I
37,086,656
7.0
1,210,695  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,484,622
2.0
284,358  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
15,861,486
3.0
150,904
(1)
Voya Small Cap
Growth Fund - Class
R6
5,349,554
1.0
794,290  Voya Small Company
Fund - Class R6
10,571,994
2.0
8,491,899  Voya U.S. Stock Index
Portfolio - Class I
137,314,013
25.9
2,968,279  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
26,209,904
4.9
862,213  VY
®
Invesco Comstock
Portfolio - Class I
16,356,180
3.1
2,190,894  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
53,917,896
10.2
1,118,742  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
10,359,554
1.9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
211,301  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 15,970,093
3.0
498,511,926
93.9
Total Mutual Funds
(Cost $550,722,867)
498,511,926
93.9
Total Long-Term
Investments
(Cost $578,750,921)
530,076,939
99.8
Total Investments in
Securities
(Cost $578,750,921) $ 530,076,939 99.8
Assets in Excess of
Other Liabilities 819,645 0.2
Net Assets $ 530,896,584 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 31,565,013 $ — $ — $ 31,565,013
Mutual Funds 498,511,926 — — 498,511,926
Total Investments, at fair value $ 530,076,939 $ — $ — $ 530,076,939
Other Financial Instruments+
Futures 395,458 — — 395,458
Total Assets $ 530,472,397 $ — $ — $ 530,472,397
Liabilities Table
Other Financial Instruments+
Futures $ (553,282) $ — $ — $ (553,282)
Total Liabilities $ (553,282) $ — $ — $ (553,282)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ — $ 12,079,347 $ (1,069,766) $ (41,049) $ 10,968,532 $ 422,685 $ 9,164 $ —
Voya Intermediate Bond Fund -
Class R6
76,069,949 33,342,644 (39,020,108) 4,384,281 74,776,766 2,081,293 (6,760,890) 524
Voya Large Cap Value Portfolio -
Class R6
15,971,894 1,528,614 (4,562,812) 3,113,838 16,051,534 — (2,846,372) 195,675
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
27,534,978 7,245,698 (14,605,389) 6,062,958 26,238,245 — (5,097,460) —
Voya Multi-Manager International
Equity Fund - Class I
32,802,073 3,122,877 (6,229,675) 1,299,622 30,994,897 — (185,559) —
Voya Multi-Manager International
Factors Fund - Class I
38,387,323 3,469,888 (7,107,666) 2,337,111 37,086,656 — 151,625 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
10,592,117 1,310,465 (1,178,366) (239,594) 10,484,622 — 141,042 —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 27,852,970 (14,037,143) 2,045,659 15,861,486 85,882 1,329,224 805,208
Voya Short Term Bond Fund -
Class R6
— 5,788,131 (5,788,131) — — 58,437 (69,800) —
Voya Small Cap Growth Fund -
Class R6
5,295,764 715,820 (1,073,964) 411,934 5,349,554 24 19,702 —
Voya Small Company Fund - Class
R6
10,761,557 1,494,399 (2,217,520) 533,558 10,571,994 — (17,770) —
Voya U.S. Stock Index Portfolio -
Class I
139,786,025 24,345,552 (32,524,045) 5,706,481 137,314,013 111,182 (1,309,260) 13,700,065
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
21,315,797 9,087,206 (3,704,236) (488,862) 26,209,904 486,571 (724,367) —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
Invesco Comstock Portfolio -
Class I
$ 16,006,625 $ 3,686,535 $ (1,631,249) $ (1,705,731) $ 16,356,180 $ 35,279 $ 142,650 $ 2,126,981
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
53,645,265 7,296,835 (7,307,518) 283,314 53,917,896 49,320 (627,319) 5,358,236
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
10,515,915 848,500 (3,142,182) 2,137,321 10,359,554 225 (1,259,390) 15,394
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
15,501,334 1,437,012 (9,258,153) 8,289,900 15,970,093 — (4,048,950) 259,730
$ 474,186,616 $ 144,652,493 $ (154,457,923) $ 34,130,741 $ 498,511,926 $ 3,330,898 $ (21,153,730) $ 22,461,813
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 62 12/19/23 $ 7,358,625 $ (553,282)
$ 7,358,625 $ (553,282)
Short Contracts:
S&P 500 E-Mini (37) 12/15/23 (8,002,175) 395,458
$ (8,002,175) $ 395,458
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,964,947
Gross Unrealized Depreciation (54,638,929)
Net Unrealized Depreciation $ (48,673,982)